SP Funds S&P 500 Sharia Industry Exclusions ETF

Schedule of Investments

August 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Agriculture - 0.1%
Archer-Daniels-Midland Co.	11,627	$709,131

Apparel - 0.4%
Deckers Outdoor Corp. (a)	593	568,859
NIKE, Inc. - Class B	28,613	2,384,035
Ralph Lauren Corp. - Class A	918	157,217
		3,110,111

Auto Manufacturers - 2.1%
Cummins, Inc.	3,225	1,008,941
Tesla, Inc. (a)	65,598	14,045,188
		15,054,129

Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	6,412	458,650

Beverages - 1.0%
Keurig Dr Pepper, Inc.	24,637	901,961
Monster Beverage Corp. (a)	16,684	786,317
PepsiCo, Inc.	32,499	5,618,427
		7,306,705

Biotechnology - 1.0%
Biogen, Inc. (a)	3,429	702,122
Bio-Rad Laboratories, Inc. - Class A (a)	471	158,878
Corteva, Inc.	16,423	941,038
Gilead Sciences, Inc.	29,459	2,327,261
Incyte Corp. (a)	3,743	245,765
Regeneron Pharmaceuticals, Inc. (a)	2,499	2,960,540
		7,335,604

Building Materials - 0.8%
Builders FirstSource, Inc. (a)	2,874	500,076
Johnson Controls International PLC	15,857	1,155,183
Martin Marietta Materials, Inc.	1,457	778,271
Masco Corp.	5,202	413,871
Mohawk Industries, Inc. (a)	1,216	188,650
Trane Technologies PLC	5,343	1,932,350
Vulcan Materials Co.	3,106	761,622
		5,730,023

Chemicals - 1.8%
Air Products and Chemicals, Inc.	5,250	1,463,963
Albemarle Corp.	2,704	244,036
CF Industries Holdings, Inc.	4,305	357,702
DuPont de Nemours, Inc.	9,867	831,295
Ecolab, Inc.	6,002	1,519,586
Linde PLC	11,360	5,432,920
PPG Industries, Inc.	5,552	720,261
The Mosaic Co.	7,528	215,075
The Sherwin-Williams Co.	5,514	2,036,706
		12,821,544

Commercial Services - 0.8%
Cintas Corp.	2,025	1,630,368
CoStar Group, Inc. (a)	9,587	741,075
Equifax, Inc.	2,907	892,827
Gartner, Inc. (a)	1,826	898,319
Quanta Services, Inc.	3,447	948,373
Rollins, Inc.	6,554	328,880
		5,439,842

Computers - 12.2%
Accenture PLC - Class A	14,861	5,081,719
Apple, Inc.	340,917	78,069,993
Cognizant Technology Solutions Corp. - Class A	11,723	911,698
EPAM Systems, Inc. (a)	1,356	272,231
Fortinet, Inc. (a)	14,946	1,146,508
HP, Inc.	20,375	737,167
NetApp, Inc.	4,866	587,423
Super Micro Computer, Inc. (a)	1,180	516,486
		87,323,225

Cosmetics & Personal Care - 1.9%
Colgate-Palmolive Co.	19,465	2,073,023
Kenvue, Inc.	45,180	991,701
The Estee Lauder Cos., Inc. - Class A	5,497	503,855
The Procter & Gamble Co.	56,154	9,632,657
		13,201,236

Distribution & Wholesale - 0.5%
Copart, Inc. (a)	20,626	1,092,353
Fastenal Co.	13,536	924,238
LKQ Corp.	6,179	256,985
Pool Corp.	902	317,161
W.W. Grainger, Inc.	1,027	1,011,513
		3,602,250

Electric - 0.2%
Constellation Energy Corp.	7,446	1,464,628

Electrical Components & Equipment - 0.8%
AMETEK, Inc.	5,462	934,275
Eaton Corp. PLC	9,433	2,895,271
Emerson Electric Co.	13,593	1,432,566
Generac Holdings, Inc. (a)	1,428	223,525
		5,485,637

Electronics - 1.4%
Allegion PLC	2,023	280,873
Amphenol Corp. - Class A	28,332	1,910,993
Fortive Corp.	8,250	613,800
Garmin Ltd.	3,616	662,777
Honeywell International, Inc.	15,478	3,218,031
Hubbell, Inc.	1,257	502,699
Jabil, Inc.	2,843	310,683
Keysight Technologies, Inc. (a)	4,114	634,050
Mettler-Toledo International, Inc. (a)	494	710,906
TE Connectivity Ltd.	7,208	1,107,149
Trimble, Inc. (a)	5,750	325,967
		10,277,928

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	3,190	386,118

First Solar, Inc. (a)	2,522	573,427
		959,545

Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	2,930	442,078

Environmental Control - 0.5%
Pentair PLC	3,909	346,689
Republic Services, Inc.	4,827	1,005,030
Veralto Corp.	5,189	583,399
Waste Management, Inc.	8,618	1,827,361
		3,762,479

Food - 0.7%
General Mills, Inc.	13,330	963,626
Kellanova	6,212	500,749
Lamb Weston Holdings, Inc.	3,401	210,590
McCormick & Co., Inc.	5,946	475,858
Mondelez International, Inc. - Class A	31,721	2,277,885
The Hershey Co.	3,510	677,641
		5,106,349

Healthcare - Products - 5.0%
Abbott Laboratories	41,114	4,656,983
Agilent Technologies, Inc.	6,917	988,578
Align Technology, Inc. (a)	1,650	391,413
Bio-Techne Corp.	3,665	271,173
Boston Scientific Corp. (a)	34,762	2,843,184
Danaher Corp.	15,581	4,196,119
Edwards Lifesciences Corp. (a)	14,208	993,992
GE HealthCare Technologies, Inc.	10,002	848,370
Hologic, Inc. (a)	5,506	447,307
IDEXX Laboratories, Inc. (a)	1,941	934,261
Insulet Corp. (a)	1,627	329,907
Intuitive Surgical, Inc. (a)	8,374	4,125,284
Medtronic PLC	31,392	2,780,703
ResMed, Inc.	3,459	847,524
STERIS PLC	2,321	559,593
Stryker Corp.	7,998	2,882,639
Teleflex, Inc.	1,105	270,913
The Cooper Cos, Inc. (a)	4,690	495,874
Thermo Fisher Scientific, Inc.	9,014	5,544,241
Waters Corp. (a)	1,403	485,929
West Pharmaceutical Services, Inc.	1,716	538,189
Zimmer Biomet Holdings, Inc.	4,851	560,096
		35,992,272

Healthcare - Services - 0.2%
Charles River Laboratories International, Inc. (a)	1,207	238,684
Labcorp Holdings, Inc.	1,980	455,182
Molina Healthcare, Inc. (a)	1,370	479,212
Quest Diagnostics, Inc.	2,615	410,477
		1,583,555

Home Builders - 0.3%
D.R. Horton, Inc.	6,994	1,320,187
PulteGroup, Inc.	4,961	653,116
		1,973,303

Household Products & Wares - 0.4%
Avery Dennison Corp.	1,894	420,184
Church & Dwight Co., Inc.	5,757	586,523
Kimberly-Clark Corp.	7,926	1,146,575
The Clorox Co.	2,900	459,099
		2,612,381

Internet - 16.9%
Airbnb, Inc. - Class A (a)	10,428	1,223,309
Alphabet, Inc. - Class A	138,928	22,698,057
Alphabet, Inc. - Class C	115,544	19,077,470
Amazon.com, Inc. (a)	216,610	38,664,885
Booking Holdings, Inc.	800	3,127,384
CDW Corp.	3,170	715,279
eBay, Inc.	11,946	706,009
Etsy, Inc. (a)	2,692	148,302
Expedia Group, Inc. - Class A (a)	2,977	414,071
F5, Inc. (a)	1,371	278,519
Meta Platforms, Inc. - Class A	51,816	27,012,199
Palo Alto Networks, Inc. (a)	7,627	2,766,465
Uber Technologies, Inc. (a)	49,412	3,613,499
VeriSign, Inc. (a)	2,035	374,236
		120,819,684

Iron & Steel - 0.2%
Nucor Corp.	5,656	859,203
Steel Dynamics, Inc.	3,478	415,656
		1,274,859

Machinery - Diversified - 0.7%
Dover Corp.	3,240	602,737
IDEX Corp.	1,781	367,741
Ingersoll Rand, Inc.	9,532	871,701
Nordson Corp.	1,272	326,344
Otis Worldwide Corp.	9,592	908,266
Rockwell Automation, Inc.	2,683	729,857
Westinghouse Air Brake Technologies Corp.	4,157	704,903
Xylem, Inc.	5,713	785,709
		5,297,258

Mining - 0.4%
Freeport-McMoRan, Inc.	33,893	1,500,782
Newmont Corp.	27,168	1,450,500
		2,951,282

Miscellaneous Manufacturers - 0.8%
3M Co.	13,077	1,761,341
A.O. Smith Corp. - Class A	2,847	238,351
Illinois Tool Works, Inc.	6,402	1,620,858
Parker-Hannifin Corp.	3,035	1,821,607
		5,442,157

Office & Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	1,204	415,837

Oil & Gas - 3.0%
ConocoPhillips	27,654	3,146,749
Coterra Energy, Inc.	17,570	427,478
Devon Energy Corp.	14,903	667,356
Diamondback Energy, Inc.	4,209	821,218
EOG Resources, Inc.	13,586	1,750,149

Exxon Mobil Corp.	106,088	12,512,019
Hess Corp.	6,504	897,942
Valero Energy Corp.	7,721	1,132,902
		21,355,813

Oil & Gas Services - 0.4%
Baker Hughes Co.	23,473	825,545
Halliburton Co.	20,834	647,729
Schlumberger NV	33,742	1,484,311
		2,957,585

Packaging & Containers - 0.1%
Packaging Corp. of America	2,105	441,082

Pharmaceuticals - 6.8%
AbbVie, Inc.	41,740	8,193,979
Becton Dickinson & Co.	6,823	1,653,963
Cardinal Health, Inc.	5,757	648,929
Cencora, Inc.	3,906	935,760
Dexcom, Inc. (a)	9,362	649,161
Eli Lilly & Co.	18,867	18,112,697
Henry Schein, Inc. (a)	3,001	211,721
Johnson & Johnson	56,915	9,439,922
McKesson Corp.	3,068	1,721,394
Merck & Co., Inc.	59,886	7,093,497
		48,661,023

Retail - 3.3%
AutoZone, Inc. (a)	400	1,272,592
Best Buy Co., Inc.	4,546	456,418
Genuine Parts Co.	3,283	470,323
Lowe’s Cos., Inc.	13,519	3,359,472
Lululemon Athletica, Inc. (a)	2,696	699,531
O’Reilly Automotive, Inc. (a)	1,377	1,555,969
Ross Stores, Inc.	7,925	1,193,584
Target Corp.	10,932	1,679,374
The Home Depot, Inc.	23,420	8,630,270
The TJX Cos., Inc.	26,782	3,140,725
Tractor Supply Co.	2,540	679,577
Ulta Beauty, Inc. (a)	1,124	396,592
Walgreens Boots Alliance, Inc.	16,833	155,705
		23,690,132

Semiconductors - 17.0%
Advanced Micro Devices, Inc. (a)	38,205	5,675,735
Analog Devices, Inc.	11,695	2,746,454
Applied Materials, Inc.	19,651	3,876,356
Broadcom, Inc.	102,989	16,768,669
KLA Corp.	3,176	2,602,510
Lam Research Corp.	3,086	2,533,637
Microchip Technology, Inc.	12,771	1,049,265
Micron Technology, Inc.	26,185	2,520,044
Monolithic Power Systems, Inc.	1,141	1,066,470
NVIDIA Corp.	581,776	69,446,601
NXP Semiconductors NV	6,018	1,542,775
ON Semiconductor Corp. (a)	10,123	788,278
Qorvo, Inc. (a)	2,243	259,941
QUALCOMM, Inc.	26,409	4,629,498
Skyworks Solutions, Inc.	3,788	415,127
Teradyne, Inc.	3,667	501,389

Texas Instruments, Inc.	21,501	4,608,524
		121,031,273

Software - 13.9%
Adobe, Inc. (a)	10,591	6,083,576
Akamai Technologies, Inc. (a)	3,600	366,624
ANSYS, Inc. (a)	2,050	658,911
Autodesk, Inc. (a)	5,036	1,301,302
Cadence Design Systems, Inc. (a)	6,433	1,730,027
Fair Isaac Corp. (a)	571	987,984
Microsoft Corp.	175,759	73,316,109
Paycom Software, Inc.	1,107	180,198
PTC, Inc. (a)	2,811	503,422
Roper Technologies, Inc.	2,522	1,398,222
Salesforce, Inc.	22,959	5,806,331
ServiceNow, Inc. (a)	4,834	4,133,070
Synopsys, Inc. (a)	3,606	1,873,606
Tyler Technologies, Inc. (a)	997	586,106
		98,925,488

Telecommunications - 1.4%
Arista Networks, Inc. (a)	5,994	2,118,160
Cisco Systems, Inc.	95,745	4,838,952
Corning, Inc.	18,134	758,908
Juniper Networks, Inc.	7,671	298,249
Motorola Solutions, Inc.	3,935	1,739,427
		9,753,696

Transportation - 1.5%
C.H. Robinson Worldwide, Inc.	2,754	285,067
CSX Corp.	46,102	1,579,916
Expeditors International of Washington, Inc.	3,329	410,832
J.B. Hunt Transport Services, Inc.	1,916	331,851
Norfolk Southern Corp.	5,314	1,361,234
Old Dominion Freight Line, Inc.	4,208	811,302
Union Pacific Corp.	14,403	3,688,464
United Parcel Service, Inc. - Class B	17,241	2,216,331
		10,684,997
TOTAL COMMON STOCKS (Cost $541,869,847)		705,454,771

REAL ESTATE INVESTMENT TRUSTS - 1.0%
AvalonBay Communities, Inc.	3,346	755,293
Camden Property Trust	2,510	314,252
Equinix, Inc.	2,241	1,869,801
Equity Residential	8,146	609,972
Mid-America Apartment Communities, Inc.	2,748	446,193
Prologis, Inc.	21,894	2,798,491
Weyerhaeuser Co.	17,107	521,592
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,692,273)		7,315,594

RIGHTS - 0.0%(b)
Healthcare - Products - 0.0%
ABIOMED, Inc. - CVR(a)(c)	405	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 99.9% (Cost $548,562,120)		712,770,365
Other Assets in Excess of Liabilities - 0.1%		825,892
TOTAL NET ASSETS - 100.0%		$713,596,257

Percentages are stated as a percent of net assets.

CVR – Contingent Value Rights

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

Summary of Fair Value Exposure at August 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

SP Funds S&P 500 Sharia Industry Exclusions ETF

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$705,454,771	$—	$—		$705,454,771
Real Estate Investment Trusts	7,315,594	—	—		7,315,594
Rights	—	—	—	(a)	—	(a)
Total Assets	$712,770,365	$—	$—	(a)	$712,770,365

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.